Investments Held in Trust Account - Additional Information (Details) - USD ($)				3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 28, 2019	Aug. 09, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Assets Held in Trust Account [Line Items]
Gross proceeds from public offering			$ 450,000,000					$ 450,000,000	$ 0
Gross proceeds from private placement warrants			11,000,000					11,000,000	0
Payments of underwriting discounts								9,000,000	0
Cash				$ 692,097		$ 692,097		372,073	512,827
Repay notes payable			300,000					300,000	0
Interest on investments held in Trust Account				2,571,416	$ 1,801,259	5,105,671	$ 3,216,244	0	7,669,551
Investments held in Trust Account				$ 461,275,222		461,275,222		450,000,000	456,919,551
Withdrawal of interest from Trust Account to pay operating expenses	$ 750,000	$ 750,000				$ 750,000		$ 0	750,000
Public Offering
Assets Held in Trust Account [Line Items]
Payments of underwriting discounts			9,000,000						$ 9,000,000
Private Placement
Assets Held in Trust Account [Line Items]
Cash			$ 2,000,000